GMO High Yield Fund Investment Strategy - GMO High Yield Fund	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund’s investment objective is total return (net of fees) in excess of the Markit iBoxx USD Liquid High Yield Index. GMO seeks to achieve the Fund’s investment objective by applying a systematic approach to portfolio construction. GMO’s research-based investment process is designed to take advantage of structural inefficiencies GMO has identified within the high yield bond market by dynamically allocating Fund assets across high yield bond market sectors. GMO uses quantitative models, index sampling techniques and diversification, liquidity and cost management considerations to make investment decisions for the Fund.The Fund invests in U.S. high yield bonds, commonly referred to as “junk bonds,” and other instruments providing high yield bond exposure, including fallen angel bonds (bonds originally issued as investment grade that have since been downgraded to below investment grade), short-dated bonds (bonds with short terms to maturity), exchange-traded funds (“ETFs”), and swaps on high yield bond indices (such as the credit default swap index (CDX) and the Fund’s benchmark) and ETFs. The Fund may sell (write) put options and take short positions on the CDX and other high yield bond indices. The Fund also may invest in non-U.S. high yield bonds and other instruments providing non-U.S. high yield bond exposure. In addition, the Fund may lend its portfolio securities.In addition to the bonds and derivative instruments indicated above, the Fund may invest in a wide variety of exchange-traded and over-the-counter (OTC) derivatives for investment exposure or hedging purposes, including, without limitation, reverse repurchase agreements, repurchase agreements, options, futures, swap contracts, swaptions, and foreign currency contracts. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. Leverage is not a principal component of the Fund’s investment strategy. However, because of its derivative positions, the Fund may at times have gross investment exposure in excess of its net assets (i.e., the Fund may be leveraged) and, therefore, may be subject to higher risk of loss during those times than if the Fund were not leveraged. The Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.Under normal circumstances, the Fund invests directly and indirectly (e.g., through derivatives and ETFs) at least 80% of its assets in high yield bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments on future dates of principal, interest (whether fixed or variable) or both and (ii) synthetic debt instruments created by GMO by investing in derivatives. “High yield bonds” generally include those bonds rated BB+ and lower by S&P Global Ratings or Ba1 and lower by Moody’s Investors Service, Inc. They also may include unrated bonds that GMO determines are of similar quality to bonds with those ratings.The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, directly in the types of investments typically held by money market funds, and in fixed income securities issued by non-U.S. developed countries and their agencies and instrumentalities.